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                           NATIONWIDE FAMILY OF FUNDS

 GARTMORE MILLENNIUM GROWTH FUND (FORMERLY THE "NATIONWIDE MID CAP GROWTH FUND")
                             NATIONWIDE GROWTH FUND
                                 NATIONWIDE FUND
                              NATIONWIDE BOND FUND
                         NATIONWIDE TAX-FREE INCOME FUND
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                          NATIONWIDE MONEY MARKET FUND

                       SUPPLEMENT DATED SEPTEMBER 6, 2000
                 (REVISING SUPPLEMENT DATED SEPTEMBER 1, 2000)
                        TO PROSPECTUS DATED MARCH 1, 2000


Effective September 1, 2000, the name of the Nationwide Mid Cap Growth Fund is changed to Gartmore Millennium Growth Fund.

The disclosure under the section entitled "OBJECTIVE AND PRINCIPAL STRATEGIES" on page three of the above noted prospectus is hereby amended to reflect that:

The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

To achieve its objective, the Fund invests primarily in securities of growth companies that are creating fundamental change in the economy. Typically, these companies are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. Growth in earnings may lead to an increase in the price of the stock.

The Fund invests primarily in stocks of multi-national companies in the service and information area, which do business across country borders, although a portion of its assets may be outside these areas. Companies in the services and information area primarily include those involved in the fields of telecommunications, computer systems and software, broadcasting and publishing, health care, financial services and new age manufacturing.

The Fund may also invest in other types of investments and use certain other instruments in seeking to achieve the Fund's goals. For example, the Fund may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

The Fund has the ability to have up to 20% of its portfolio in short positions.

The disclosure under the third paragraph of the section entitled "PRINCIPAL RISKS" is hereby amended to reflect that:
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The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

The disclosure on page three under the section entitled "PRINCIPAL RISKS" is hereby amended to incorporate the following disclosure:

Derivatives Risk. The Fund invests in securities that we considered to be derivatives. The value of derivatives (like futures and options) is dependent upon the performance of underlying assets, securities or indices. If the underlying assets, securities or indices do not perform as expected, the value of the derivative will decrease. Derivatives are more volatile and riskier than traditional investments. To the extent the Fund enters into these transactions, their success will depend upon the subadviser's ability to predict pertinent market movement.

The disclosure on page four under the section entitled "FEES AND EXPENSES" is hereby amended as follows:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)                            Class A                  Class B                Class D
(paid directly from your investment)           shares                   shares                 shares
----------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) imposed on         5.75%(2)                 None                   4.50%(2)
purchases (as a percentage of offering price)

 ......................................................................................................................
Maximum Deferred Sales Charge (Load) imposed   None(3)                  5.00%(4)               None
on redemptions (as a percentage of original
purchase price or sale proceeds, as applicable)

Annual Fund Operating Expenses                 Class A                  Class B                Class D
(deducted from Fund assets)                    shares                   shares                 shares
----------------------------------------------------------------------------------------------------------------------

Management Fees                                1.03%                    1.03%                  1.03%

 ......................................................................................................................
Distribution and/or Service (12b-1) Fees       0.25%                    1.00%                  None

 ......................................................................................................................
Other Expenses                                 0.98%                    0.99%                  0.93%

----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(5)        2.26%                    3.02%                  1.96%

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

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(2)      As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A and Class D sales charges" on page 33.
(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.
(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares - Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares" on page 36.
(5) Villanova Mutual Fund Capital Trust has agreed to waive its fees or to reimburse "Other Expenses" (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 1.63% for Class A shares, 2.23% for Class B shares, and 1.30% for Class D shares, until further written notice.

EXAMPLE

This example shoes what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year          3 years         5 years         10 years
-------------------------------------------------------------------------------------------------

Class A shares                   $791           $1,241          $1,715          $3,021
Class B shares                   $805           $1,233          $1,787          $3,071
Class D shares                   $640           $1,038          $1,460          $2,632


You would pay the following expenses on the same investment if you did not sell your shares:

                              1 year          3 years         5 years         10 years
----------------------------------------------------------------------------------------------

Class B shares                $305           $933           $1,587          $3,071


The disclosure on page 26 under the section entitled "OTHER INVESTMENT TECHNIQUES" is hereby amended to incorporate the following disclosure:

Derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes.

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The Fund may use derivatives for any of the following purposes:

- To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

- As a substitute for purchasing or selling securities or foreign currencies.

- To shorten or lengthen the effective maturity or duration of the Fund's fixed income portfolio.

- In non-hedging situations, to attempt to profit from anticipated market developments.

Short Sales. In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

The disclosure on page 31 under the section entitled "INVESTMENT ADVISER" is hereby amended to add the following:

Effective August 1, 2000, VMF will be paid a management fee as set forth below.

The management fee is as follows and is based on the Fund's average daily net assets:

     1.03% on assets up to $250 million
     1.00% on assets of $250 million and more but less than $1 billion 0.97% on assets of $1 billion and more but less than $2 billion 0.94% on assets of $2 billion and more but less than $5 billion 0.91% on assets of $5 billion and more

The section on page 31 entitled "PORTFOLIO MANAGERS - Mid Cap Growth Fund" is hereby renamed "PORTFOLIO MANAGERS - Gartmore Millennium Growth Fund." Further, the first paragraph in this section is amended as follows:

Mr. Harris has managed the Gartmore Millennium Growth Fund since joining Villanova Mutual Fund Capital Trust in April 2000. Prior to joining VMF, Mr. Harris was a Portfolio Manager, managing portions of several portfolios, for Nicholas-Applegate Capital Management.

In addition to the specific changes noted in this Supplement, as of September 1, 2000, all other references to the Nationwide Mid Cap Growth Fund should be replaced with Gartmore Millennium Growth Fund.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

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